FINANCIAL INSTRUMENTS (Commitments to buy and sell foreign currencies) (Details) - Foreign currency risk - Cash flow hedges
€ in Thousands, £ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands
	12 Months Ended
	Jan. 01, 2023 USD ($)	Jan. 02, 2022 USD ($)	Jan. 01, 2023 GBP (£)	Jan. 01, 2023 EUR (€)	Jan. 01, 2023 CAD ($)	Jan. 01, 2023 AUD ($)	Jan. 01, 2023 MXN ($)	Jan. 02, 2022 GBP (£)	Jan. 02, 2022 EUR (€)	Jan. 02, 2022 CAD ($)	Jan. 02, 2022 AUD ($)	Jan. 02, 2022 MXN ($)
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 166,116	$ 141,526
Financial assets, carrying value	1,947	3,357
Financial liabilities, carrying value	(3,627)	(166)
Net financial assets (liabilities)	$ (1,680)	$ 3,191
Bottom of range [member]
Disclosure of detailed information about hedging instruments [line items]
Remaining maturity
Top of range [member]
Disclosure of detailed information about hedging instruments [line items]
Remaining maturity
Sell GBP/Buy USD
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 47,520	$ 36,834	£ 39,600					£ 26,752
Average exchange rate	1.2000	1.3769
Financial assets, carrying value	$ 686	$ 808
Financial liabilities, carrying value	(1,023)	(54)
Net financial assets (liabilities)	(337)	754
Sell EUR/Buy USD
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 44,726	$ 35,020		€ 42,544					€ 29,390
Average exchange rate	1.0513	1.1916
Financial assets, carrying value	$ 328	$ 1,592
Financial liabilities, carrying value	(1,355)	0
Net financial assets (liabilities)	(1,027)	1,592
Sell CAD/Buy USD
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 35,812	$ 31,478			$ 47,531					$ 39,274
Average exchange rate	0.7534	0.8015
Financial assets, carrying value	$ 707	$ 665
Financial liabilities, carrying value	(56)	0
Net financial assets (liabilities)	651	665
Buy CAD/Sell USD
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 23,367	$ 24,316			$ 30,497					$ 31,016
Average exchange rate	0.7662	0.7840
Financial assets, carrying value	$ 17	$ 92
Financial liabilities, carrying value	(815)	(88)
Net financial assets (liabilities)	(798)	4
Sell AUD/Buy USD
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 8,379	$ 6,599				$ 12,258					$ 8,885
Average exchange rate	0.6836	0.7427
Financial assets, carrying value	$ 153	$ 161
Financial liabilities, carrying value	(122)	(13)
Net financial assets (liabilities)	31	148
Sell MXN/Buy USD
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 2,989	$ 7,279					$ 63,776					$ 151,791
Average exchange rate	0.0469	0.0480
Financial assets, carrying value	$ 0	$ 39
Financial liabilities, carrying value	(242)	(11)
Net financial assets (liabilities)	(242)	$ 28
Buy EUR/Sell USD
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 3,323						$ 3,137
Average exchange rate	1.0592
Financial assets, carrying value	$ 56
Financial liabilities, carrying value	(14)
Net financial assets (liabilities)	$ 42